Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (10-K) - USD ($)	Aug. 31, 2020	May 31, 2020	May 31, 2019
Property, Plant and Equipment [Line Items]
Total cost	$ 408,503	$ 295,503
Less accumulated depreciation	(89,905)	(62,770)
Net property plant and equipment	318,598	232,733	$ 117,231
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	52,189	52,189
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 356,314	$ 243,314